Events occurring after the reporting period (Details) - GBP (£) £ in Thousands		6 Months Ended
	Jul. 24, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Additional capital contributions		£ 623	£ 119
RE Ventures I, LLC
Disclosure of non-adjusting events after reporting period [line items]
Additional capital contributions	£ 583	£ 623	£ 119